Initial Public Offering	10 Months Ended
Dec. 31, 2021
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Initial Public Offering

Note 3 —Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit on June 28, 2021. Each Unit consists of one share of the Company’s Class A Common Stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A Common Stock at an exercise price of $11.50 per whole share (see Note 7).